Investments (details) - Impairment Charges (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Impairment charges
Impairment charges	$ 15	$ 15	$ 25
Fixed maturities [Member]
Impairment charges
Impairment charges	5	8	18
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities [Member]
Impairment charges
Impairment charges	2	4	13
All other corporate bonds [Member]
Impairment charges
Impairment charges	3	4	5
Equity securities [Member]
Impairment charges
Impairment charges	5	4	6
Equity securities, common stock [Member]
Impairment charges
Impairment charges	5	3	6
Equity securities, non-redeemable preferred stock [Member]
Impairment charges
Impairment charges		1
Other investments [Member]
Impairment charges
Impairment charges	$ 5	$ 3	$ 1